Stock Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assumptions relating to valuation of stock options

	2010	2009	2008
Dividend yield	2.9%	3.6%	1.8%
Volatility rate	25%	25%	20%
Risk-free interest rate	2.2%	1.7%	2.8%
Expected option life (years)	6	5-6	6

Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Rollforward Activity

	Shares	Weighted-	Weighted-Average	Aggregate
	Under Option	Average	Remaining	Intrinsic Value
	(in thousands)	Exercise Price	Contractual Term	($ in millions)
Outstanding at January 1, 2010	14,442	$53	3.8 years	$88
Granted	2,092	60
Exercised	(2,913)	48
Cancelled and forfeited	(400)	54

Outstanding at December 31, 2010	13,221	$55	3.8 years	$149

Vested and expected to vest in the future at December 31, 2010	13,084	$55	3.7 years	$147

Exercisable at December 31, 2010	9,813	$55	3.1 years	$115

Available for grant at December 31, 2010	7,257

Stock Awards Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Rollforward Activity

	Stock	Weighted-Average	Weighted-Average
	Awards	Grant Date	Remaining
	(in thousands)	Fair Value	Contractual Term
Outstanding at January 1, 2008	5,144	$67	1.3 years
Granted	1,505	80
Vested	(2,950)	64
Forfeited	(423)	65

Outstanding at December 31, 2008	3,276	$75	1.4 years
Granted	2,356	45
Vested	(1,645)	71
Forfeited	(329)	66

Outstanding at December 31, 2009	3,658	$58	1.6 years
Granted	2,317	60
Vested	(1,319)	79
Forfeited	(356)	56

Outstanding at December 31, 2010	4,300	$53	1.5 years

Available for grant at December 31, 2010	2,110